Transamerica Balanced II

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 61.2%
Aerospace & Defense - 1.4%
Howmet Aerospace, Inc.	2,115	$ 380,214
RTX Corp.	1,739	274,014
Textron, Inc.	1,110	86,325
TransDigm Group, Inc.	161	258,962
		999,515
Air Freight & Logistics - 0.3%
FedEx Corp.	463	103,476
United Parcel Service, Inc., Class B	1,422	122,519
		225,995
Automobile Components - 0.0% *
Aptiv PLC (A)	516	35,418
Automobiles - 0.9%
Tesla, Inc. (A)	2,106	649,217
Banks - 2.2%
Bank of America Corp.	11,162	527,628
Citigroup, Inc.	1,724	161,539
Fifth Third Bancorp	3,963	164,742
Truist Financial Corp.	1,715	74,962
U.S. Bancorp	2,919	131,238
Wells Fargo & Co.	5,709	460,317
		1,520,426
Beverages - 1.1%
Coca-Cola Co.	3,143	213,378
Keurig Dr. Pepper, Inc.	6,615	215,980
PepsiCo, Inc.	2,373	327,284
		756,642
Biotechnology - 1.2%
AbbVie, Inc.	2,527	477,654
Neurocrine Biosciences, Inc. (A)	246	31,545
Regeneron Pharmaceuticals, Inc.	259	141,274
Vertex Pharmaceuticals, Inc. (A)	351	160,361
		810,834
Broadline Retail - 2.8%
Amazon.com, Inc. (A)	8,395	1,965,353
Building Products - 0.9%
Carrier Global Corp.	3,431	235,435
Masco Corp.	1,376	93,747
Trane Technologies PLC	766	335,569
		664,751
Capital Markets - 1.4%
Ameriprise Financial, Inc.	372	192,767
Charles Schwab Corp.	3,854	376,652
CME Group, Inc.	761	211,771
MSCI, Inc.	81	45,470
Raymond James Financial, Inc.	387	64,679
State Street Corp.	836	93,423
		984,762
Chemicals - 0.8%
Linde PLC	683	314,358
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
LyondellBasell Industries NV, Class A	1,092	$ 63,260
PPG Industries, Inc.	893	94,211
Sherwin-Williams Co.	188	62,205
		534,034
Communications Equipment - 0.3%
Arista Networks, Inc. (A)	1,042	128,395
Motorola Solutions, Inc.	133	58,385
		186,780
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	124	71,285
Vulcan Materials Co.	317	87,070
		158,355
Consumer Finance - 0.5%
American Express Co.	484	144,866
Capital One Financial Corp.	882	189,630
		334,496
Consumer Staples Distribution & Retail - 0.6%
Walmart, Inc.	4,408	431,896
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	6,621	181,482
Electric Utilities - 1.2%
Entergy Corp.	342	30,927
NextEra Energy, Inc.	4,550	323,323
NRG Energy, Inc.	172	28,758
PG&E Corp.	4,848	67,969
Southern Co.	3,829	361,764
		812,741
Electrical Equipment - 0.5%
Eaton Corp. PLC	503	193,514
Emerson Electric Co.	589	85,706
GE Vernova, Inc.	163	107,627
		386,847
Energy Equipment & Services - 0.2%
Baker Hughes Co.	2,535	114,202
Entertainment - 0.8%
Netflix, Inc. (A)	240	278,256
Walt Disney Co.	2,125	253,109
Warner Music Group Corp., Class A	1,249	36,545
		567,910
Financial Services - 3.7%
Apollo Global Management, Inc.	785	114,076
Berkshire Hathaway, Inc., Class B (A)	1,290	608,725
Corpay, Inc. (A)	565	182,523
Fidelity National Information Services, Inc.	2,553	202,734
Mastercard, Inc., Class A	1,281	725,648
Toast, Inc., Class A (A)	1,510	73,748
Visa, Inc., Class A	1,855	640,847
WEX, Inc. (A)	111	18,835
		2,567,136
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.4%
Mondelez International, Inc., Class A	4,008	$ 259,277
Ground Transportation - 0.2%
Uber Technologies, Inc. (A)	1,429	125,395
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	713	15,515
Boston Scientific Corp. (A)	2,439	255,900
Edwards Lifesciences Corp. (A)	1,679	133,161
Medtronic PLC	2,592	233,902
Stryker Corp.	783	307,508
Zimmer Biomet Holdings, Inc.	159	14,572
		960,558
Health Care Providers & Services - 0.9%
Cigna Group	587	156,952
HCA Healthcare, Inc.	130	46,019
Humana, Inc.	354	88,454
McKesson Corp.	106	73,515
UnitedHealth Group, Inc.	1,001	249,810
		614,750
Health Care REITs - 0.5%
Alexandria Real Estate Equities, Inc.	200	15,286
Ventas, Inc.	2,910	195,494
Welltower, Inc.	825	136,183
		346,963
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc.	26	143,105
Carnival Corp. (A)	4,654	138,550
Chipotle Mexican Grill, Inc. (A)	4,510	193,389
DoorDash, Inc., Class A (A)	367	91,842
Expedia Group, Inc.	681	122,730
Hilton Worldwide Holdings, Inc.	881	236,178
McDonald's Corp.	1,255	376,588
Yum! Brands, Inc.	1,399	201,666
		1,504,048
Household Durables - 0.1%
Lennar Corp., Class A	396	44,423
Household Products - 0.1%
Church & Dwight Co., Inc.	578	54,199
Independent Power & Renewable Electricity Producers - 0.3%
Vistra Corp.	1,012	211,042
Industrial Conglomerates - 0.4%
3M Co.	1,827	272,625
Industrial REITs - 0.2%
Prologis, Inc.	1,099	117,351
Insurance - 1.0%
Aon PLC, Class A	502	178,567
Arthur J Gallagher & Co.	821	235,832
Progressive Corp.	1,197	289,722
		704,121
	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 4.3%
Alphabet, Inc., Class A	4,694	$ 900,779
Alphabet, Inc., Class C	2,665	513,972
Meta Platforms, Inc., Class A	2,032	1,571,630
		2,986,381
IT Services - 0.2%
Cognizant Technology Solutions Corp., Class A	2,462	176,673
Life Sciences Tools & Services - 0.4%
Danaher Corp.	719	141,758
Thermo Fisher Scientific, Inc.	345	161,350
		303,108
Machinery - 0.9%
Deere & Co.	503	263,758
Ingersoll Rand, Inc.	882	74,644
Otis Worldwide Corp.	2,320	198,801
PACCAR, Inc.	1,083	106,957
		644,160
Media - 0.5%
Charter Communications, Inc., Class A (A)	372	100,202
Comcast Corp., Class A	6,303	209,448
Omnicom Group, Inc.	156	11,240
		320,890
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	1,651	66,436
Nucor Corp.	293	41,920
		108,356
Oil, Gas & Consumable Fuels - 1.7%
Chevron Corp.	715	108,423
ConocoPhillips	1,995	190,203
Diamondback Energy, Inc.	619	92,021
EOG Resources, Inc.	2,177	261,283
Exxon Mobil Corp.	4,798	535,649
		1,187,579
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	1,410	75,026
Personal Care Products - 0.1%
Kenvue, Inc.	3,148	67,493
Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co.	4,685	202,907
Eli Lilly & Co.	534	395,198
Johnson & Johnson	2,572	423,711
Merck & Co., Inc.	708	55,309
		1,077,125
Professional Services - 0.2%
Leidos Holdings, Inc.	970	154,860
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	1,013	60,699
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 8.7%
Analog Devices, Inc.	1,359	$ 305,272
Broadcom, Inc.	3,702	1,087,278
Lam Research Corp.	3,373	319,895
Micron Technology, Inc.	1,902	207,584
NVIDIA Corp.	20,506	3,647,402
NXP Semiconductors NV	1,200	256,524
Texas Instruments, Inc.	1,509	273,220
		6,097,175
Software - 7.4%
Cadence Design Systems, Inc. (A)	390	142,182
Crowdstrike Holdings, Inc., Class A (A)	70	31,820
Intuit, Inc.	206	161,737
Microsoft Corp.	6,655	3,550,443
Oracle Corp.	2,043	518,452
Palantir Technologies, Inc., Class A (A)	1,001	158,508
Salesforce, Inc.	1,277	329,887
ServiceNow, Inc. (A)	322	303,685
		5,196,714
Specialized REITs - 0.4%
Equinix, Inc.	186	146,041
SBA Communications Corp.	562	126,293
		272,334
Specialty Retail - 1.1%
AutoZone, Inc. (A)	16	60,294
Burlington Stores, Inc. (A)	484	132,113
Lowe's Cos., Inc.	1,711	382,528
Ross Stores, Inc.	1,524	208,087
		783,022
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	11,955	2,481,499
Seagate Technology Holdings PLC	1,647	258,596
Western Digital Corp.	287	22,584
		2,762,679
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc., Class B	923	68,939
Tobacco - 0.4%
Altria Group, Inc.	1,349	83,557
Philip Morris International, Inc.	1,136	186,361
		269,918
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	77	67,986
Total Common Stocks (Cost $22,938,604)		42,784,661

	Principal	Value
CORPORATE DEBT SECURITIES - 12.6%
Aerospace & Defense - 0.4%
Boeing Co.
3.50%, 03/01/2039	$ 38,000	29,794
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
Boeing Co. (continued)
6.53%, 05/01/2034	$ 47,000	$ 51,155
6.86%, 05/01/2054	33,000	36,272
General Electric Co.
4.13%, 10/09/2042	16,000	13,328
4.30%, 07/29/2030	33,000	32,843
4.50%, 03/11/2044	33,000	29,160
5.88%, 01/14/2038	8,000	8,524
HEICO Corp.
5.35%, 08/01/2033	45,000	45,876
		246,952
Automobile Components - 0.2%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	20,000	17,866
ZF North America Capital, Inc.
6.88%, 04/23/2032 (B)	151,000	140,902
		158,768
Automobiles - 0.5%
BMW U.S. Capital LLC
2.80%, 04/11/2026 (B)	25,000	24,709
Ford Motor Co.
4.35%, 12/08/2026	24,000	23,839
General Motors Co.
5.35%, 04/15/2028	21,000	21,341
6.25%, 10/02/2043	6,000	5,944
Hyundai Capital America
5.40%, 06/23/2032 (B)	66,000	67,009
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (B)	200,000	186,420
		329,262
Banks - 2.3%
Bank of America Corp.
Fixed until 05/09/2035, 5.46% (C), 05/09/2036	76,000	77,766
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	123,000	127,784
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (C), 07/21/2039	8,000	8,180
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	203,000	204,211
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (C), 01/13/2031	34,000	34,756
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (C), 05/25/2034	22,000	23,007
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	61,000	53,729
Fixed until 01/28/2055, 5.73% (C), 01/28/2056	37,000	37,156
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (C), 04/22/2027	$ 44,000	$ 43,053
Fixed until 01/23/2029, 5.01% (C), 01/23/2030	123,000	125,074
Fixed until 07/23/2035, 5.58% (C), 07/23/2036	56,000	56,726
Fixed until 04/22/2034, 5.77% (C), 04/22/2035	24,000	25,171
M&T Bank Corp.
Fixed until 07/08/2030, 5.18% (C), 07/08/2031	45,000	45,515
Fixed until 01/16/2035, 5.39% (C), 01/16/2036	9,000	8,967
Fixed until 10/30/2028, 7.41% (C), 10/30/2029	13,000	14,071
Morgan Stanley
Fixed until 07/19/2034, 5.32% (C), 07/19/2035	26,000	26,327
Fixed until 01/18/2034, 5.47% (C), 01/18/2035	19,000	19,463
Fixed until 04/18/2029, 5.66% (C), 04/18/2030	100,000	103,623
PNC Financial Services Group, Inc.
Fixed until 07/21/2035, 5.37% (C), 07/21/2036	26,000	26,269
Fixed until 01/22/2034, 5.68% (C), 01/22/2035	6,000	6,225
Fixed until 08/18/2033, 5.94% (C), 08/18/2034	42,000	44,286
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (C), 01/26/2034	75,000	75,025
Fixed until 10/30/2028, 7.16% (C), 10/30/2029	12,000	12,953
UBS Group AG
Fixed until 08/12/2032, 6.54% (C), 08/12/2033 (B)	262,000	285,298
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (C), 01/24/2031	46,000	47,096
Fixed until 07/25/2033, 5.56% (C), 07/25/2034	47,000	48,500
		1,580,231
Beverages - 0.0% *
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	28,000	23,668
Biotechnology - 0.2%
Amgen, Inc.
2.80%, 08/15/2041	17,000	12,173
5.60%, 03/02/2043	30,000	29,634
CSL Finance PLC
4.63%, 04/27/2042 (B)	16,000	14,225
Gilead Sciences, Inc.
5.10%, 06/15/2035	36,000	36,253
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Royalty Pharma PLC
2.20%, 09/02/2030	$ 53,000	$ 46,875
		139,160
Building Products - 0.1%
Amrize Finance U.S. LLC
5.40%, 04/07/2035 (B)	28,000	28,243
Owens Corning
4.30%, 07/15/2047	41,000	33,010
Vulcan Materials Co.
5.35%, 12/01/2034	27,000	27,414
		88,667
Chemicals - 0.0% *
Nutrien Ltd.
4.90%, 03/27/2028	30,000	30,324
Commercial Services & Supplies - 0.7%
ADT Security Corp.
4.13%, 08/01/2029 (B)	27,000	25,829
Ashtead Capital, Inc.
5.55%, 05/30/2033 (B)	200,000	202,141
Element Fleet Management Corp.
5.04%, 03/25/2030 (B)	76,000	76,654
Equifax, Inc.
5.10%, 12/15/2027	33,000	33,385
GXO Logistics, Inc.
2.65%, 07/15/2031	62,000	54,030
6.50%, 05/06/2034	17,000	17,840
Quanta Services, Inc.
2.90%, 10/01/2030	21,000	19,304
5.25%, 08/09/2034	9,000	9,095
Veralto Corp.
5.45%, 09/18/2033	28,000	28,748
		467,026
Communications Equipment - 0.3%
T-Mobile USA, Inc.
3.88%, 04/15/2030	56,000	54,277
5.15%, 04/15/2034	54,000	54,329
Verizon Communications, Inc.
1.68%, 10/30/2030	70,000	60,608
2.99%, 10/30/2056	44,000	26,386
		195,600
Construction & Engineering - 0.3%
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (B)	200,000	204,760
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (B)	30,000	25,510
Lowe's Cos., Inc.
3.75%, 04/01/2032	45,000	42,263
		67,773
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Distributors - 0.0% *
LKQ Corp.
6.25%, 06/15/2033	$ 16,000	$ 16,722
Diversified REITs - 0.3%
Safehold GL Holdings LLC
6.10%, 04/01/2034	38,000	39,665
SBA Tower Trust
1.88%, 07/15/2050 (B)	56,000	55,248
VICI Properties LP
4.95%, 02/15/2030	49,000	49,207
Weyerhaeuser Co.
4.00%, 04/15/2030	43,000	41,876
WP Carey, Inc.
5.38%, 06/30/2034	29,000	29,151
		215,147
Electric Utilities - 0.6%
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (B)	195,501	197,456
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	16,000	16,484
CMS Energy Corp.
4.88%, 03/01/2044	10,000	8,825
DTE Electric Co.
4.30%, 07/01/2044	47,000	39,441
Duke Energy Corp.
3.75%, 09/01/2046	66,000	48,843
Duke Energy Progress LLC
3.60%, 09/15/2047	29,000	21,212
NRG Energy, Inc.
6.00%, 02/01/2033 (B)	14,000	14,038
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	9,000	8,644
Pacific Gas & Electric Co.
2.50%, 02/01/2031	43,000	37,541
Vistra Operations Co. LLC
6.88%, 04/15/2032 (B)	42,000	43,640
		436,124
Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
5.88%, 04/10/2034	13,000	13,368
Keysight Technologies, Inc.
4.60%, 04/06/2027	24,000	24,027
4.95%, 10/15/2034	10,000	9,829
Sensata Technologies, Inc.
4.38%, 02/15/2030 (B)	50,000	47,845
Tyco Electronics Group SA
5.00%, 05/09/2035	52,000	52,041
		147,110
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	56,000	55,367
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	$ 150,000	$ 149,694
Ally Financial, Inc.
Fixed until 05/15/2028, 5.74% (C), 05/15/2029	12,000	12,221
American Express Co.
Fixed until 04/25/2029, 5.53% (C), 04/25/2030	43,000	44,596
Aviation Capital Group LLC
1.95%, 01/30/2026 (B)	17,000	16,762
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (B)	52,000	53,531
Capital One Financial Corp.
Fixed until 01/30/2035, 6.18% (C), 01/30/2036	9,000	9,240
Citadel LP
6.00%, 01/23/2030 (B)	9,000	9,274
LPL Holdings, Inc.
5.70%, 05/20/2027	13,000	13,213
Rocket Cos., Inc.
6.13%, 08/01/2030 (B)	35,000	35,488
		344,019
Food Products - 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
6.25%, 03/15/2033 (B)	7,000	7,135
BAT Capital Corp.
5.63%, 08/15/2035	65,000	66,024
Bunge Ltd. Finance Corp.
4.65%, 09/17/2034	40,000	38,610
5.15%, 08/04/2035 (D)	62,000	61,799
Cargill, Inc.
5.13%, 02/11/2035 (B)	39,000	39,239
Conagra Brands, Inc.
5.00%, 08/01/2030	33,000	33,058
J.M. Smucker Co.
6.50%, 11/15/2043	12,000	12,763
JBS USA Holding LUX SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036 (B)	67,000	66,727
Kroger Co.
5.00%, 09/15/2034	19,000	18,795
Philip Morris International, Inc.
4.90%, 11/01/2034	42,000	41,446
5.63%, 11/17/2029	32,000	33,393
Sysco Corp.
5.40%, 03/23/2035	26,000	26,367
		445,356
Gas Utilities - 0.1%
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (B)	63,000	69,077
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.0% *
GE HealthCare Technologies, Inc.
5.50%, 06/15/2035	$ 25,000	$ 25,519
Health Care Providers & Services - 0.4%
Centene Corp.
3.38%, 02/15/2030	36,000	32,413
Cigna Group
2.40%, 03/15/2030	20,000	18,210
HCA, Inc.
5.60%, 04/01/2034	39,000	39,745
6.00%, 04/01/2054	40,000	38,841
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (B)	8,000	7,694
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	22,000	20,610
4.80%, 10/01/2034	40,000	38,909
UnitedHealth Group, Inc.
5.15%, 07/15/2034	43,000	43,124
5.20%, 04/15/2063	31,000	27,023
		266,569
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.
5.75%, 08/01/2032 (B)	21,000	21,142
6.13%, 02/15/2033 (B)	33,000	33,585
Hyatt Hotels Corp.
5.25%, 06/30/2029	27,000	27,472
MGM Resorts International
6.13%, 09/15/2029	42,000	42,576
		124,775
Household Durables - 0.0% *
Whirlpool Corp.
6.13%, 06/15/2030	16,000	15,962
Insurance - 0.6%
Allstate Corp.
5.05%, 06/24/2029	59,000	60,159
5.25%, 03/30/2033	56,000	57,206
American International Group, Inc.
5.45%, 05/07/2035	20,000	20,434
Aon North America, Inc.
5.45%, 03/01/2034	29,000	29,664
5.75%, 03/01/2054	32,000	31,171
Brown & Brown, Inc.
5.25%, 06/23/2032	14,000	14,161
5.55%, 06/23/2035	54,000	54,588
Corebridge Financial, Inc.
5.75%, 01/15/2034	27,000	28,023
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (B)	18,000	18,454
Markel Group, Inc.
5.00%, 05/20/2049	5,000	4,340
6.00%, 05/16/2054	26,000	25,889
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	39,000	35,605
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	$ 10,000	$ 10,278
RGA Global Funding
5.05%, 12/06/2031 (B)	54,000	54,218
		444,190
Internet & Catalog Retail - 0.2%
Expedia Group, Inc.
5.40%, 02/15/2035	52,000	52,368
Meta Platforms, Inc.
4.80%, 05/15/2030	43,000	44,056
Uber Technologies, Inc.
4.80%, 09/15/2034	12,000	11,787
		108,211
IT Services - 0.1%
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	35,000	33,820
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	27,000	26,193
		60,013
Machinery - 0.1%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	45,000	41,719
Ingersoll Rand, Inc.
5.45%, 06/15/2034	25,000	25,691
		67,410
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	34,000	26,363
Comcast Corp.
2.94%, 11/01/2056	5,000	2,889
NBCUniversal Media LLC
4.45%, 01/15/2043	38,000	32,389
		61,641
Metals & Mining - 0.1%
ArcelorMittal SA
6.55%, 11/29/2027	54,000	56,133
Glencore Funding LLC
2.63%, 09/23/2031 (B)	43,000	37,838
		93,971
Mortgage Real Estate Investment Trusts - 0.0% *
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (B)	31,000	31,304
Office REITs - 0.0% *
COPT Defense Properties LP
2.00%, 01/15/2029	3,000	2,739
2.25%, 03/15/2026	9,000	8,843
		11,582
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 1.1%
Boardwalk Pipelines LP
3.40%, 02/15/2031	$ 36,000	$ 33,256
Cheniere Energy Partners LP
5.95%, 06/30/2033	64,000	66,805
Chevron USA, Inc.
3.25%, 10/15/2029	16,000	15,385
Diamondback Energy, Inc.
5.40%, 04/18/2034	47,000	47,111
Ecopetrol SA
7.75%, 02/01/2032	91,000	90,616
Enbridge, Inc.
4.90%, 06/20/2030 (E)	39,000	39,342
5.63%, 04/05/2034	53,000	54,236
Energy Transfer LP
5.15%, 03/15/2045	32,000	28,018
5.55%, 02/15/2028	13,000	13,321
5.95%, 10/01/2043	9,000	8,683
EQT Corp.
6.38%, 04/01/2029 (B)	23,000	23,680
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (B)	23,000	23,132
Hess Midstream Operations LP
6.50%, 06/01/2029 (B)	38,000	39,144
Occidental Petroleum Corp.
5.20%, 08/01/2029	15,000	15,036
ONEOK, Inc.
6.10%, 11/15/2032	58,000	61,322
Petroleos Mexicanos
6.84%, 01/23/2030	58,000	57,075
7.69%, 01/23/2050	17,000	14,412
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	13,000	12,895
Shell Finance U.S., Inc.
3.75%, 09/12/2046	12,000	9,160
Shell International Finance BV
2.50%, 09/12/2026	43,000	42,201
Western Midstream Operating LP
6.15%, 04/01/2033	42,000	43,808
Williams Cos., Inc.
5.40%, 03/04/2044	9,000	8,433
		747,071
Paper & Forest Products - 0.0% *
Georgia-Pacific LLC
4.95%, 06/30/2032 (B)	28,000	28,192
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	14,679	14,038
United Airlines Pass-Through Trust
3.75%, 03/03/2028	18,886	18,665
		32,703
Personal Care Products - 0.1%
Kenvue, Inc.
5.00%, 03/22/2030	46,000	47,132
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (B)	$ 200,000	$ 197,578
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	8,000	7,727
Cardinal Health, Inc.
5.45%, 02/15/2034	32,000	32,744
CVS Health Corp.
5.25%, 01/30/2031	9,000	9,161
6.00%, 06/01/2044	32,000	31,518
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	38,000	39,096
Merck & Co., Inc.
5.00%, 05/17/2053	11,000	10,004
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	32,000	30,294
Viatris, Inc.
2.30%, 06/22/2027	16,000	15,227
		373,349
Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	47,000	47,780
Retail REITs - 0.1%
NNN REIT, Inc.
4.60%, 02/15/2031	64,000	63,349
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	48,000	46,274
Broadcom, Inc.
3.14%, 11/15/2035 (B)	37,000	31,057
Foundry JV Holdco LLC
5.88%, 01/25/2034 (B)	200,000	201,945
KLA Corp.
3.30%, 03/01/2050	34,000	23,543
Microchip Technology, Inc.
5.05%, 03/15/2029	36,000	36,407
Micron Technology, Inc.
5.30%, 01/15/2031	37,000	37,762
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	39,000	25,103
3.40%, 05/01/2030	18,000	17,025
QUALCOMM, Inc.
3.25%, 05/20/2050	25,000	17,104
		436,220
Software - 0.4%
AppLovin Corp.
5.50%, 12/01/2034	43,000	43,493
Cadence Design Systems, Inc.
4.70%, 09/10/2034	18,000	17,725
Fair Isaac Corp.
6.00%, 05/15/2033 (B)	17,000	17,080
Fiserv, Inc.
5.45%, 03/02/2028	29,000	29,640
Intuit, Inc.
5.50%, 09/15/2053	8,000	7,921
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Oracle Corp.
3.65%, 03/25/2041	$ 22,000	$ 17,200
6.90%, 11/09/2052	38,000	41,684
Roper Technologies, Inc.
4.90%, 10/15/2034	31,000	30,443
Synopsys, Inc.
5.15%, 04/01/2035	25,000	25,089
5.70%, 04/01/2055	15,000	14,791
		245,066
Specialized REITs - 0.1%
Extra Space Storage LP
5.40%, 06/15/2035	54,000	54,119
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (B)	55,000	54,796
Canadian Pacific Railway Co.
2.45%, 12/02/2031	88,000	76,971
United Parcel Service, Inc.
5.25%, 05/14/2035	21,000	21,343
		153,110
Total Corporate Debt Securities (Cost $8,872,506)		8,800,351
U.S. GOVERNMENT OBLIGATIONS - 11.8%
U.S. Treasury - 11.0%
U.S. Treasury Bonds
1.25%, 05/15/2050	162,000	76,792
1.38%, 11/15/2040	376,100	238,251
1.88%, 02/15/2051 - 11/15/2051	195,000	107,257
2.00%, 02/15/2050	60,000	34,774
2.25%, 08/15/2046 - 02/15/2052	215,000	133,715
2.38%, 02/15/2042	31,000	22,325
2.50%, 02/15/2045 - 05/15/2046	320,000	219,506
2.75%, 08/15/2047 - 11/15/2047	323,000	227,123
2.88%, 08/15/2045	128,000	94,575
3.00%, 08/15/2048 - 08/15/2052	178,700	129,191
3.13%, 05/15/2048	189,000	141,661
3.50%, 02/15/2039	84,000	75,124
3.63%, 02/15/2044 - 05/15/2053	149,600	121,761
3.88%, 02/15/2043	66,000	58,444
4.00%, 11/15/2052	19,000	16,376
4.13%, 08/15/2053	63,000	55,452
4.25%, 05/15/2039 - 08/15/2054	148,000	138,354
4.50%, 11/15/2054	107,000	100,379
4.63%, 05/15/2044 - 02/15/2055	346,000	332,960
4.75%, 11/15/2043 - 05/15/2055	315,900	308,929
5.00%, 05/15/2045	75,000	76,102
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	366,000	312,673
1.38%, 11/15/2031	101,000	85,886
1.50%, 01/31/2027	211,000	203,261
1.63%, 08/15/2029 - 05/15/2031	169,900	151,419
1.88%, 02/15/2032	226,000	197,176
2.25%, 11/15/2027	136,300	131,364
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
2.63%, 01/31/2026	$ 26,000	$ 25,781
2.75%, 02/15/2028	134,000	130,284
2.88%, 05/15/2028	130,000	126,537
3.50%, 01/31/2028	105,000	104,012
3.63%, 05/31/2028	259,000	257,169
3.88%, 11/30/2027 - 08/15/2034	567,500	564,076
4.00%, 01/15/2027 - 05/31/2030	641,800	643,138
4.13%, 09/30/2027 - 11/15/2032	1,215,000	1,218,189
4.25%, 11/15/2034 - 05/15/2035	362,800	359,948
4.38%, 08/31/2028 - 11/30/2028	181,000	183,579
4.50%, 05/31/2029	135,000	137,769
4.63%, 02/15/2035	129,000	131,802
		7,673,114
U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Protected Indexed Bonds
1.75%, 01/15/2028	110,474	111,708
2.50%, 01/15/2029	219,636	228,315
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	219,401	206,329
		546,352
Total U.S. Government Obligations (Cost $8,671,237)		8,219,466
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.7%
Federal Home Loan Mortgage Corp.
5.50%, 04/01/2053 - 07/01/2053	268,177	267,339
1-Year RFUCC Treasury + 1.90%,
6.78% (C), 02/01/2041	305	313
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	155,000	135,367
Federal National Mortgage Association
3.50%, 11/01/2028 - 01/01/2029	12,465	12,277
4.00%, 10/01/2025 - 07/01/2026	694	689
4.50%, 08/01/2052	172,174	163,624
5.00%, 04/01/2039 - 02/01/2054	836,360	819,451
5.50%, 09/01/2036 - 03/01/2053	238,906	239,866
6.00%, 05/01/2038 - 06/01/2054	258,350	263,233
6.50%, 05/01/2040	11,296	11,951
1-Year RFUCC Treasury + 1.75%,
6.63% (C), 03/01/2041	305	313
Government National Mortgage Association REMICS, Interest Only STRIPS
0.65% (C), 02/16/2053	56,569	844
Tennessee Valley Authority
5.88%, 04/01/2036	79,000	86,605
Uniform Mortgage-Backed Security, TBA
2.00%, 08/01/2039 - 08/01/2054 (D)	547,000	444,133
2.50%, 08/01/2039 - 08/01/2054 (D)	1,406,000	1,161,213
3.00%, 08/01/2039 - 08/01/2055 (D)	1,025,000	885,436
3.50%, 08/01/2039 - 08/01/2054 (D)	534,000	484,752
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security, TBA (continued)
4.00%, 08/01/2054 (D)	$ 536,000	$ 494,302
4.50%, 08/01/2054 (D)	522,000	495,114
5.00%, 08/01/2054 (D)	209,000	203,398
5.50%, 08/01/2054 (D)	374,000	372,020
6.00%, 08/01/2054 (D)	213,000	215,944
Total U.S. Government Agency Obligations (Cost $6,835,127)		6,758,184
MORTGAGE-BACKED SECURITIES - 1.9%
Alternative Loan Trust
Series 2007-22, Class 2A16, 6.50% , 09/25/2037	136,607	47,453
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (C), 03/25/2064 (B)	102,886	103,590
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (C), 09/25/2064 (B)	9,569	9,384
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (C), 04/25/2069 (B)	67,109	67,460
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (C), 01/25/2060 (B)	111,042	93,074
Series 2021-RPL6, Class A1, 2.00% (C), 10/25/2060 (B)	92,653	83,207
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A, 4.07% (C), 03/18/2035	6,826	6,138
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (C), 01/13/2040 (B)	100,000	102,514
Impac CMB Trust
Series 2004-6, Class 1A1, 1-Month Term SOFR + 0.91%, 5.27% (C), 10/25/2034	3,069	3,055
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.38% (C), 08/25/2037	71,737	50,372
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 1-Month Term SOFR + 0.75%, 5.11% (C), 10/25/2028	2,210	2,151
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (C), 12/25/2052 (B)	18,390	17,490
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (C), 01/25/2054 (B)	8,914	8,609
Series 2014-2A, Class A3, 3.75% (C), 05/25/2054 (B)	23,155	22,010
Series 2014-3A, Class AFX3, 3.75% (C), 11/25/2054 (B)	16,996	16,262
Series 2016-3A, Class A1B, 3.25% (C), 09/25/2056 (B)	14,680	13,812
Series 2017-1A, Class A1, 4.00% (C), 02/25/2057 (B)	29,251	28,285
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-3A, Class A1, 4.00% (C), 04/25/2057 (B)	$ 50,636	$ 48,904
Series 2017-4A, Class A1, 4.00% (C), 05/25/2057 (B)	17,826	17,069
Series 2018-RPL1, Class A1, 3.50% (C), 12/25/2057 (B)	19,525	18,829
Series 2019-4A, Class A1B, 3.50% (C), 12/25/2058 (B)	65,153	60,600
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (C), 03/25/2063 (B)	54,390	54,421
Series 2024-NQM4, Class A1, 6.07% (C), 01/25/2064 (B)	69,334	69,725
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1-Month Term SOFR + 0.81%, 5.17% (C), 01/19/2034	20,591	19,547
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75% (C), 10/25/2057 (B)	9,939	9,728
Series 2018-1, Class A1, 3.00% (C), 01/25/2058 (B)	10,460	10,329
Series 2018-4, Class A1, 3.00% (C), 06/25/2058 (B)	97,126	91,518
Series 2020-4, Class A1, 1.75% , 10/25/2060 (B)	84,713	76,449
Series 2021-1, Class A1, 2.25% (C), 11/25/2061 (B)	98,318	91,382
Series 2022-1, Class A1, 3.75% (C), 07/25/2062 (B)	67,898	64,112
Total Mortgage-Backed Securities (Cost $1,444,977)		1,307,479
ASSET-BACKED SECURITIES - 1.5%
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (B)	20,288	18,795
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (B)	50,804	51,476
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 5.59% (C), 10/18/2030 (B)	165,447	165,597
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	95,000	96,379
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (B)	100,000	101,403
Hilton Grand Vacations Trust
Series 2024-1B, Class A, 5.75%, 09/15/2039 (B)	24,530	24,812
Series 2024-2A, Class A, 5.50%, 03/25/2038 (B)	64,903	65,756
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (B)	61,702	62,402
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (B)	$ 88,321	$ 79,546
MVW LLC
Series 2023-1A, Class A, 4.93%, 10/20/2040 (B)	43,949	44,063
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (B)	70,000	70,347
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (B)	100,000	101,755
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A, 0.99%, 11/20/2037 (B)	21,362	21,038
Series 2023-1A, Class A, 5.20%, 01/20/2040 (B)	31,526	31,629
Series 2023-2A, Class A, 5.80%, 04/20/2040 (B)	35,537	36,120
Series 2025-1A, Class A, 4.81%, 01/21/2042 (B)	79,912	80,158
Total Asset-Backed Securities (Cost $1,053,114)		1,051,276
FOREIGN GOVERNMENT OBLIGATION - 0.1%
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	116,000	113,622
Total Foreign Government Obligation (Cost $115,861)		113,622
COMMERCIAL PAPER - 6.8%
Banks - 1.6%
Australia & New Zealand Banking Group Ltd.
4.44% (F), 08/26/2025 (B)	300,000	299,060
Macquarie Bank Ltd.
4.41% (F), 09/10/2025 (B)	275,000	273,616
Sheffield Receivables Co. LLC
4.49% (F), 09/10/2025 (B)	250,000	248,748
Swedbank AB
4.40% (F), 09/02/2025 (B)	300,000	298,815
		1,120,239
Capital Markets - 0.3%
Lexington Parker Capital Co. LLC
4.51% (F), 08/19/2025 (B)	250,000	249,423
Electrical Equipment - 0.5%
Emerson Electric Co.
4.43% (F), 08/19/2025 (B)	325,000	324,258
Financial Services - 4.4%
Barton Capital SA
4.54% (F), 08/04/2025 (B)	250,000	249,879
Columbia Funding Co. LLC
4.54% (F), 08/13/2025 (B)	313,000	312,507
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Concord Minutemen Capital Co. LLC
4.50% (F), 08/04/2025 (B)	$ 250,000	$ 249,879
Glencove Funding LLC
4.50% (F), 09/02/2025 (B)	325,000	323,694
GTA Funding LLC
4.51% (F), 08/28/2025 (B)	300,000	298,978
Liberty Street Funding LLC
4.43% (F), 09/02/2025 (B)	300,000	298,795
Mainbeach Funding LLC
4.50% (F), 08/27/2025 (B)	275,000	274,093
Mont Blanc Capital Corp.
4.46% (F), 08/15/2025 (B)	275,000	274,500
Ranger Funding Co. LLC
4.55% (F), 09/10/2025 (B)	550,000	547,233
Versailles Commercial Paper LLC
4.49% (F), 08/18/2025	250,000	249,453
		3,079,011
Total Commercial Paper (Cost $4,773,623)		4,772,931
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.4%
U.S. Treasury Bills 4.28% (F), 10/16/2025	253,000	250,736
Total Short-Term U.S. Government Obligation (Cost $250,774)		250,736

	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% *
Securities Lending Collateral - 0.0% *
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.27% (F)	40,365	40,365
Total Other Investment Company (Cost $40,365)		40,365

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.80% (F), dated 07/31/2025, to be repurchased at $546,550 on 08/01/2025. Collateralized by a U.S. Government Obligations, 3.75% due 04/30/2027, and with a total value of $557,497.	$ 546,523	546,523
Total Repurchase Agreement (Cost $546,523)		546,523
Total Investments (Cost $55,542,711)		74,645,594
Net Other Assets (Liabilities) - (6.8)%		(4,778,900)
Net Assets - 100.0%		$ 69,866,694
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	1	09/19/2025	$310,990	$318,713	$7,723	$—
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$42,784,661	$—	$—	$42,784,661
Corporate Debt Securities	—	8,800,351	—	8,800,351
U.S. Government Obligations	—	8,219,466	—	8,219,466
U.S. Government Agency Obligations	—	6,758,184	—	6,758,184
Mortgage-Backed Securities	—	1,307,479	—	1,307,479
Asset-Backed Securities	—	1,051,276	—	1,051,276
Foreign Government Obligation	—	113,622	—	113,622
Commercial Paper	—	4,772,931	—	4,772,931
Short-Term U.S. Government Obligation	—	250,736	—	250,736
Other Investment Company	40,365	—	—	40,365
Repurchase Agreement	—	546,523	—	546,523
Total Investments	$42,825,026	$31,820,568	$—	$74,645,594
Other Financial Instruments
Futures Contracts (H)	$7,723	$—	$—	$7,723
Total Other Financial Instruments	$7,723	$—	$—	$7,723
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the total value of 144A securities is $9,470,504, representing 13.6% of the Fund's net assets.

(C)
Floating or variable rate security. The rate disclosed is as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)
All or a portion of the security is on loan. The total value of the securities on loan is $39,544, collateralized by cash collateral of $40,365. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Rate disclosed reflects the yield at July 31, 2025.
(G)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Funds

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Balanced II (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Funds

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds